RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP OF RELATED PARTIES

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen

SCHEDULE OF DUE FROM RELATED PARTIES

Due from related parties consist of mainly rent receivables from the following:

	As of June 30,	As of June 30,
	2022	2021

Linsun	$77,964	$32,118
Dogness Network	7,340	410
Dogness Technology	20,099	-
Total	$105,403	$32,528

SCHEDULE OF DUE TO RELATED PARTIES	Due to related parties consist of the following:
	As of June 30,	As of June 30,
	2022	2021

Mr. Silong Chen	$130,468	$2,001,940
Total	$130,468	$2,001,940

SCHEDULE OF REVENUE FROM RELATED PARTIES

Revenue from related parties consisted of the following:

	For the Years Ended June 30,
Name	2022	2021	2020
Linsun	$-	$-	$72,987
Dogness Network	1,806,732	1,207,686	836,664
Dogness Technology	405,847	-	-
Total	$2,212,579	$1,207,686	$909,651

SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES

Accounts receivable from related party consisted of the following:

	As of June 30,	As of June 30,
	2022	2021

Accounts receivable - related party:
Dogness Network	$1,036,476	$515,193
Dogness Technology	58,379	-
Total	$1,094,855	$515,193

SCHEDULE OF ACCOUNTS PAYABLE TO RELATED PARTIES	Accounts payables to related parties consisted of the following:
	As of June 30,	As of June 30,
	2022	2021

Accounts payable - related parties:
Linsun	$393,625	$350,199
Total	$393,625	$350,199